Note 5 - Segmental Financial Information - Summary of Reportable Segments (Details) - USD ($) $ in Thousands		4 Months Ended	6 Months Ended
		May 06, 2025	Jun. 30, 2025		Jun. 30, 2024	Dec. 31, 2024
Income from investment in leaseback vessels			$ 12,682		$ 11,419
Total revenues			440,760		438,742
Voyage expenses			23,383		12,172
Voyage expenses-related parties			5,819		6,073
Vessels’ operating expenses			79,171		78,896
Interest and finance costs			45,210		55,097
Segment profit/ (loss)			190,499		205,547
General and administrative expenses			5,781		5,555
General and administrative expenses – related parties			4,294		5,618
Management fees-related parties			14,178		14,241
Foreign exchange gains			2,571		(2,700)
Interest income			11,779		16,546
Other, net			27		1,249
Gain on derivative instruments, net			13,767		(3,212)
Net income from continuing operations			218,046		201,671
Net loss from discontinued operations		$ (27,547)	(27,547)		3,876
- Net income (1)			190,712	[1]	205,824
Income from equity method investments			0		42
Total Assets		$ 1,199,384	3,739,101			$ 5,148,687
Nonrelated Party [Member]
Voyage revenue			428,078		427,323
Operating Segments [Member]
Voyage revenue			428,078
Income from investment in leaseback vessels			12,682		11,419
Total revenues			440,760		438,742
Voyage expenses
Voyage expenses-related parties
Vessels’ operating expenses				[2]
Interest and finance costs				[2]
Other segment items (2)				[2],[3]
Segment profit/ (loss)			214,155		215,160
General and administrative expenses			5,781		5,555
General and administrative expenses – related parties			4,294		5,618
Management fees-related parties			14,178		14,241
Foreign exchange gains			2,571		2,700
Interest income			11,779		16,546
Other, net			27		1,249
Gain on derivative instruments, net			13,767		(3,212)
Net income from continuing operations			218,046		201,671
Net loss from discontinued operations			(27,547)		3,876
- Net income (1)			190,499		205,547
Income from equity method investments					42
Total Assets			3,739,101			5,148,687
Operating Segments [Member] | Nonrelated Party [Member]
Voyage revenue					427,323
Voyage expenses	[2]
Operating Segments [Member] | Related Party [Member]
Voyage expenses-related parties	[2]
Operating Segments [Member] | Container Vessels Segment [Member]
Voyage revenue			428,078
Income from investment in leaseback vessels			0		0
Total revenues			428,078		427,323
Voyage expenses					12,172
Voyage expenses-related parties					6,073
Vessels’ operating expenses			79,171	[2]	78,896
Interest and finance costs			39,727	[2]	50,868
Other segment items (2)			(73,022)	[2],[3]	(71,344)
Segment profit/ (loss)			206,956		207,970
General and administrative expenses
General and administrative expenses – related parties
Management fees-related parties
Foreign exchange gains
Interest income
Other, net
Gain on derivative instruments, net
Net income from continuing operations
Net loss from discontinued operations
- Net income (1)
Income from equity method investments
Total Assets			3,315,083			3,576,688
Operating Segments [Member] | Container Vessels Segment [Member] | Nonrelated Party [Member]
Voyage revenue					427,323
Voyage expenses	[2]		23,383
Operating Segments [Member] | Container Vessels Segment [Member] | Related Party [Member]
Voyage expenses-related parties	[2]		5,819
Operating Segments [Member] | Neptune Maritime Leasing Limited (“NML”) [Member]
Voyage revenue			0
Income from investment in leaseback vessels			12,682		11,419
Total revenues			12,682		11,419
Voyage expenses					(0)
Voyage expenses-related parties					(0)
Vessels’ operating expenses			(0)	[2]	(0)
Interest and finance costs			5,483	[2]	4,229
Other segment items (2)			0	[2],[3]	0
Segment profit/ (loss)			7,199		7,190
General and administrative expenses
General and administrative expenses – related parties
Management fees-related parties
Foreign exchange gains
Interest income
Other, net
Gain on derivative instruments, net
Net income from continuing operations
Net loss from discontinued operations
- Net income (1)
Income from equity method investments
Total Assets			424,018			333,108
Operating Segments [Member] | Neptune Maritime Leasing Limited (“NML”) [Member] | Nonrelated Party [Member]
Voyage revenue					$ 0
Voyage expenses	[2]		(0)
Operating Segments [Member] | Neptune Maritime Leasing Limited (“NML”) [Member] | Related Party [Member]
Voyage expenses-related parties	[2]		(0)
Operating Segments [Member] | Continuing Operations [Member]
Total Assets			$ 3,739,101			3,909,796
Operating Segments [Member] | Discontinued Operations [Member]
Total Assets						$ 1,238,891

[1]	Net income excludes net loss of $213 and $277, for the six-month periods ended June 30, 2025 and June 30, 2024, respectively, attributable to redeemable non-controlling interest classified outside of permanent equity (Note 14).
[2]	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.
[3]	Other segment items for the Container vessels segment include depreciation expense of the vessels and amortization of dry-docking and special survey costs.